Share-based compensation (Details Narrative)	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	Apr. 30, 2022 € / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares				46,400		540,523
Exercise price per share | € / shares				€ 5.30		€ 4.99
Number of options granted				586,923		540,523
Number of options available for grant				1,234,762
Fair value of options granted | €				€ 415,433	€ 240,043
Unrecognized expense | €				€ 1,471,743	€ 0
Weighted average fair value of options granted | € / shares				€ 5.30	€ 6.38
Weighted average shares				18,216,858	18,216,858
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares			147,783
Exercise price per share | € / shares			€ 6.38
Director And Officers And Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares		392,740
Description of vesting		The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four-year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts
Exercise price per share | $ / shares		$ 4.76
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares	46,400
Exercise price per share | $ / shares	$ 5.62